Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Initial Public Offering [Member]	Series A Preferred Stock [Member]	Series A, B and C Redeemable Convertible Preferred Stock[Member]	Series A, B and C Redeemable Convertible Preferred Stock[Member] Series A Preferred Stock [Member]	Series A, B and C Redeemable Convertible Preferred Stock[Member] Series B Preferred Stock [Member]	Series A, B and C Redeemable Convertible Preferred Stock[Member] Series C Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Initial Public Offering [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Initial Public Offering [Member]	Additional Paid-in Capital [Member] Series A Preferred Stock [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Series A Preferred Stock [Member]
Balances at Dec. 31, 2011	$ (3,761)			$ 5,972									$ (3,761)
Balances, Shares at Dec. 31, 2011				6,000,000				680,560
Shares issued during period, Amount					8,994
Shares issued during period, Shares					9,000,000
Accretion of Series A Preferred Stock issuance costs			(4)		4							(3)		(1)
Issuance of common stock from exercise of stock options, Shares								5,555
Vesting of restricted stock, Amount	3									3
Vesting of restricted stock, Shares								709,158
Net loss	(9,632)												(9,632)
Balances at Dec. 31, 2012	(13,394)			14,970									(13,394)
Balances, Shares at Dec. 31, 2012				15,000,000				1,395,273
Shares issued during period, Amount					22,732
Shares issued during period, Shares					22,750,000
Issuance of common stock from exercise of stock options, Amount	1									1
Accretion of Series A Preferred Stock issuance costs			(7)		7							(7)
Issuance of common stock from exercise of stock options, Shares								3,174
Vesting of restricted stock, Amount	20									20
Vesting of restricted stock, Shares								176,695
Issuance of common stock in payment of licensing and consultant fees, Amount	64									64
Issuance of common stock in payment of licensing and consultant fees, Shares								47,619
Stock-based compensation expense	61									61
Net loss	(18,281)												(18,281)
Balances at Dec. 31, 2013	(31,536)			37,709						139			(31,675)
Balances, Shares at Dec. 31, 2013				37,750,000				1,622,761
Shares issued during period, Amount		93,970				14,970	37,890		1		93,969
Shares issued during period, Shares						9,999,999	8,973,905		5,750,000
Issuance of common stock from exercise of stock options, Amount	40									40
Issuance of common stock from exercise of stock options, Shares								87,475
Vesting of restricted stock, Amount	14									14
Vesting of restricted stock, Shares								138,108
Issuance of common stock in payment of licensing and consultant fees, Amount	127									127
Issuance of common stock in payment of licensing and consultant fees, Shares								15,872
Stock-based compensation expense	2,512									2,512
Accretion of redeemable convertible preferred stock to redemption value	(2,294)			2,294						(935)			(1,359)
Conversion of redeemable convertible preferred stock to common stock, Amount	92,863			(92,863)				2		92,861
Conversion of redeemable convertible preferred stock to common stock, Shares				56,723,904				18,007,575
Conversion of redeemable convertible preferred stock to common stock, Shares				(56,723,904)				(18,007,575)
Net loss	(33,811)												(33,811)
Balances at Dec. 31, 2014	$ 121,885							$ 3		$ 188,727			$ (66,845)
Balances, Shares at Dec. 31, 2014								25,621,791